December 15, 1999

                   DREYFUS PREMIER INTERNATIONAL GROWTH FUND

                           SUPPLEMENT TO PROSPECTUS

                              DATED MARCH 1, 1999

      EFFECTIVE  DECEMBER  31,  1999,  THE FOLLOWING INFORMATION SUPPLEMENTS AND
SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE SECTIONS OF THE FUND'S PROSPECTUS ENTITLED "YOUR INVESTMENT - ACCOUNT POLICIES" AND "YOUR INVESTMENT - SERVICES FOR FUND INVESTORS."

      RIGHT OF ACCUMULATION: lets you add the value of any shares in this fund, any other Dreyfus Premier fund, or any other fund that is advised by Founders Asset Management LLC ("Founders"), an affiliate of Dreyfus, sold with a sales load (that you already own) to the amount of your next Class A investment for purposes of calculating the sales charge.

      DREYFUS  DIVIDEND  SWEEP:  for automatically reinvesting the dividends and
distributions   from   the   fund   into   another   Dreyfus   fund  or  certain
Founders-advised funds (not available for IRAs).

      DREYFUS AUTO-EXCHANGE PRIVILEGE: for making regular exchanges from the fund into another Dreyfus fund or certain Founders-advised funds.

     EXCHANGE PRIVILEGE: you can exchange shares worth $500 or more (no minimum for retirement accounts) from one class of the fund into the same class of another Dreyfus Premier fund or Founders-advised fund.

                                                                       092s1299
================================================================================

                                                              December 15, 1999

                      DREYFUS PREMIER GREATER CHINA FUND

                           SUPPLEMENT TO PROSPECTUS

                              DATED MARCH 1, 1999

      EFFECTIVE  DECEMBER  31,  1999,  THE FOLLOWING INFORMATION SUPPLEMENTS AND
SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE SECTIONS OF THE FUND'S PROSPECTUS ENTITLED "YOUR INVESTMENT - ACCOUNT POLICIES" AND "YOUR INVESTMENT - SERVICES FOR FUND INVESTORS."

      RIGHT OF ACCUMULATION: lets you add the value of any shares in this fund, any other Dreyfus Premier fund, or any other fund that is advised by Founders Asset Management LLC ("Founders"), an affiliate of Dreyfus, sold with a sales load (that you already own) to the amount of your next Class A investment for purposes of calculating the sales charge.

      DREYFUS  DIVIDEND  SWEEP:  for automatically reinvesting the dividends and
distributions   from   the   fund   into   another   Dreyfus   fund  or  certain
Founders-advised funds (not available for IRAs).

      DREYFUS AUTO-EXCHANGE PRIVILEGE: for making regular exchanges from the fund into another Dreyfus fund or certain Founders-advised funds.

     EXCHANGE PRIVILEGE: you can exchange shares worth $500 or more (no minimum for retirement accounts) from one class of the fund into the same class of another Dreyfus Premier fund or Founders-advised fund.

                                                                       130s1299

================================================================================

                                                              December 15, 1999

                     DREYFUS PREMIER EUROPEAN EQUITY FUND

                           SUPPLEMENT TO PROSPECTUS

                           DATED SEPTEMBER 30, 1999

      EFFECTIVE  DECEMBER  31,  1999,  THE FOLLOWING INFORMATION SUPPLEMENTS AND
SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE SECTIONS OF THE FUND'S PROSPECTUS ENTITLED "YOUR INVESTMENT - ACCOUNT POLICIES" AND "YOUR INVESTMENT - SERVICES FOR FUND INVESTORS."

      RIGHT OF ACCUMULATION: lets you add the value of any shares in this fund, any other Dreyfus Premier fund, or any other fund that is advised by Founders Asset Management LLC ("Founders"), an affiliate of Dreyfus, sold with a sales load (that you already own) to the amount of your next Class A or Class T investment for purposes of calculating the sales charge.

      DREYFUS  DIVIDEND  SWEEP:  for automatically reinvesting the dividends and
distributions   from   the   fund   into   another   Dreyfus   fund  or  certain
Founders-advised funds (not available for IRAs).

      DREYFUS AUTO-EXCHANGE PRIVILEGE: for making regular exchanges from the fund into another Dreyfus fund or certain Founders-advised funds.

     EXCHANGE PRIVILEGE: you can exchange shares worth $500 or more (no minimum for retirement accounts) from one class of the fund into the same class of another Dreyfus Premier fund or Founders-advised fund. You can also exchange Class T shares into Class A shares of certain Dreyfus Premier fixed-income funds.

                                                                       223s1299


================================================================================

                                                              December 15, 1999

                    DREYFUS PREMIER GLOBAL ALLOCATION FUND

                           SUPPLEMENT TO PROSPECTUS

                              DATED MARCH 1, 1999

      EFFECTIVE  DECEMBER  31,  1999,  THE FOLLOWING INFORMATION SUPPLEMENTS AND
SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE SECTIONS OF THE FUND'S PROSPECTUS ENTITLED "YOUR INVESTMENT - ACCOUNT POLICIES" AND "YOUR INVESTMENT - SERVICES FOR FUND INVESTORS."

      RIGHT OF ACCUMULATION: lets you add the value of any shares in this fund, any other Dreyfus Premier fund, or any other fund that is advised by Founders Asset Management LLC ("Founders"), an affiliate of Dreyfus, sold with a sales load (that you already own) to the amount of your next Class A investment for purposes of calculating the sales charge.

      DREYFUS  DIVIDEND  SWEEP:  for automatically reinvesting the dividends and
distributions   from   the   fund   into   another   Dreyfus   fund  or  certain
Founders-advised funds (not available for IRAs).

      DREYFUS AUTO-EXCHANGE PRIVILEGE: for making regular exchanges from the fund into another Dreyfus fund or certain Founders-advised funds.

     EXCHANGE PRIVILEGE: you can exchange shares worth $500 or more (no minimum for retirement accounts) from one class of the fund into the same class of another Dreyfus Premier fund or Founders-advised fund.

                                                                       545s1299